Share Capital - Additional Information (Detail) - kr / shares		6 Months Ended
	May 06, 2026	Jun. 30, 2026
Disclosure of classes of share capital [line items]
Number of shares issued		66,189,926
Share nominal value		kr 1
Increase in share capital		4,212,518
Convertible Senior Notes [Member]
Disclosure of classes of share capital [line items]
Convertible ordinary shares	3,635,813	3,635,813
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding		516,642